Wells, Pipelines, Properties, Plant and Equipment, Net - Assumptions to Determine NPV of Cash Flows (Details) - Pemex Industrial Transformation	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) Exchange_Rate MMBbls billionCubicMetersPerDay	Sep. 30, 2022 USD ($) Exchange_Rate MXN ($) billionCubicMetersPerDay MMBbls	Dec. 31, 2022	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$		20.3058	19.4143	20.5835
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average crude oil Price (U.S.$) | $	$ 66.74	$ 72.98
Processed volume | MMBbls	896	889
Rate of U.S.$	17.6195	20.3058
Useful lives of the cash-generating units (year average)	12 years	12 years
Pre-tax discount rate	13.88%	10.85%
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Processed volume | billionCubicMetersPerDay	2,440	2,061
Rate of U.S.$	17.6195	20.3058
Useful lives of the cash-generating units (year average)	6 years	7 years
Pre-tax discount rate	13.03%	10.36%
Petrochemicals
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.6195	20.3058
Useful lives of the cash-generating units (year average)	4 years	5 years
Pre-tax discount rate	10.36%	8.22%
Ethylene
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.6195	20.3058
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	10.36%	8.22%
Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Rate of U.S.$	17.6195	20.3058
Useful lives of the cash-generating units (year average)	5 years	5 years
Pre-tax discount rate	12.87%	10.25%